Credit Facilities	9 Months Ended
Sep. 30, 2019
Debt Disclosure [Abstract]
Credit Facilities
Note 5 — Credit Facilities
The Company had the following credit facilities outstanding as of September 30, 2019 and December 31, 2018:

			Outstanding Facility Amount as of		Effective Interest Rate
Credit Facility	Encumbered Properties (1)		September 30, 2019	December 31, 2018	September 30, 2019	December 31, 2018		Interest Rate		Maturity
			(In thousands)	(In thousands)
Prior Credit Facility	—		$—	$243,300	—%	4.62%		—		—

Credit Facility:
Revolving Credit Facility			$163,618	$—	4.26%	—%		Variable		Mar. 2024

Term Loan			150,000	—	4.25%	—%		Variable	(6)	Mar. 2024
Deferred financing costs			(4,951)	—
Term Loan, net			145,049	—
Total Credit Facility	81	(2)	$308,667	$—

Fannie Mae Master Credit Facilities:
Capital One Facility	12	(3)	$216,614	$216,614	4.70%	4.83%		Variable	(7)	Nov. 2026
KeyBank Facility	10	(4)	142,708	142,708	4.72%	4.88%		Variable	(7)	Nov. 2026
Total Fannie Mae Master Credit Facilities	22		$359,322	$359,322

Total Credit Facilities	103		$667,989	$602,622	4.50%	4.76%	(5)
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(1)	Encumbered properties are as of September 30, 2019.

(2)
The equity interests and related rights in the Company’s wholly owned subsidiaries that directly own or lease the eligible unencumbered real estate assets comprising the borrowing base of the Credit Facility (as defined below) have been pledged for the benefit of the lenders thereunder.

(3)	Secured by first-priority mortgages on 12 of the Company’s seniors housing properties located in Florida, Georgia, Iowa and Michigan as of September 30, 2019 with a carrying value of $348.9 million.

(4)
Secured by first-priority mortgages on ten of the Company’s seniors housing properties located in Michigan, Missouri, Kansas, California, Florida, Georgia and Iowa as of September 30, 2019 with a carrying value of $250.9 million.

(5)	Calculated on a weighted average basis for all credit facilities outstanding as of September 30, 2019 and December 31, 2018.

(6)
Variable rate loan, based on LIBOR, all of which was fixed as a result of entering into “pay-fixed” interest rate swap agreements (see Note 7 — Derivatives and Hedging Activities for additional details).

(7)
Variable rate loan which is capped as a result of entering into interest rate cap agreements (see Note 7 — Derivatives and Hedging Activities for additional details). In October 2019, the Company replaced two maturing interest rate cap agreements (see Note 17 — Subsequent Events for additional details).

Credit Facility
On March 21, 2014, the Company, through the OP, entered into a senior secured revolving credit facility (as amended from time to time, the “Prior Credit Facility”). On March 13, 2019, the Company entered into a new senior secured credit facility (the ‘‘Credit Facility’’) by amending and restating the Prior Credit Facility prior to its maturity on March 21, 2019. The total commitments under the Credit Facility are $630.0 million and include an uncommitted “accordion feature” whereby, upon the Company’s request, but at the sole discretion of the participating lenders, the commitments under the Credit Facility may be increased by up to an additional $370.0 million up to a total of $1.0 billion.
The Credit Facility consists of two components, a revolving credit facility (the “Revolving Credit Facility”) and a term loan (the “Term Loan”). The Revolving Credit Facility is interest-only and matures on March 13, 2023, subject to a one-year extension at the Company’s option. The Term Loan is interest-only and matures on March 13, 2024. The Revolving Credit Facility has total commitments of up to $480.0 million, and the Term Loan has total commitments of up to $150.0 million (both excluding the accordion feature).
The amount available for borrowings under the Credit Facility is based on the lesser of (1) 55% (60% from and after January 1, 2020) of the value (or in certain cases cost) of the pool of eligible unencumbered real estate assets comprising the borrowing base, and (2) a maximum amount permitted to maintain a minimum debt service coverage ratio with respect to the borrowing base, in each case, as of the determination date.
Like the Prior Credit Facility, the Credit Facility is secured by a pledged pool of the equity interests and related rights in the Company’s wholly owned subsidiaries that directly own or lease the eligible unencumbered real estate assets comprising the borrowing base thereunder. After the closing of the Credit Facility, the 65 properties that had comprised the borrowing base under the Prior Credit Facility comprised the borrowing base under the Credit Facility.
The Company has the option to have amounts outstanding under the Revolving Credit Facility bear interest at a rate per annum equal to either: (a) LIBOR, plus an applicable margin that ranges, depending on the Company’s leverage, from 1.60% to 2.20%; or (b) the Base Rate (as defined in the Credit Facility), plus an applicable margin that ranges, depending on the Company’s leverage, from 0.35% to 0.95%. The Base Rate is defined in the Credit Facility as the greatest of (a) the fluctuating annual rate of interest announced from time to time by the agent as its “prime rate”, (b) 0.5% above the Federal Funds Effective Rate or (c) the then applicable LIBOR for a one-month interest period plus 1.0% per annum.
The Company has the option to have amounts outstanding under the Term Loan bear interest at a rate per annum equal to either: (a) LIBOR, plus an applicable margin that ranges, depending on the Company’s leverage, from 1.55% to 2.15%; or (b) the Base Rate (as defined in the paragraph above), plus an applicable margin that ranges, depending on the Company’s leverage, from 0.30% to 0.90%. On April 15, 2019, the Company entered into “pay-fixed” interest rate swaps on the Term Loan, resulting in a weighted average fixed rate of 2.3% plus applicable margin under the Credit Facility.
As of September 30, 2019, the Revolving Credit Facility and the Term Loan had an effective interest rate per annum equal to 4.26% and 4.25%, respectively.
The Credit Facility contains customary representations, warranties, as well as affirmative and negative covenants. As of September 30, 2019, the Company was in compliance with the financial covenants under the Credit Facility, and, as of the date of the closing thereunder, the Company was in compliance with the financial covenants under the Prior Credit Facility.
As of September 30, 2019, $150.0 million was outstanding under the Term Loan, while $163.6 million was outstanding under the Revolving Credit Facility and the unused borrowing capacity under the Revolving Credit Facility was $19.8 million. Availability of borrowings is based on a pool of eligible otherwise unencumbered real estate assets comprising the borrowing base thereunder. The equity interests and related rights in the Company’s wholly owned subsidiaries that directly own or lease the eligible unencumbered real estate assets comprising the borrowing base of the Revolving Credit Facility have been pledged for the benefit of the lenders thereunder.
Pursuant to the Credit Facility, until January 1, 2020, the Company is not permitted to increase distributions the Company pays to its stockholders. From and after January 1, 2020, provisions in the Credit Facility will restrict the Company from paying distributions (including dividends to holders of any preferred stock the Company may issue) in any fiscal quarter that, when added to the aggregate amount of all other distributions paid in the same fiscal quarter and the preceding three fiscal quarters (calculated on an annualized basis during the first three fiscal quarters for which the provisions are in effect), exceed 95% of Modified FFO (as defined in the Credit Facility and which is similar but not identical to MFFO as discussed in this Quarterly Report on Form 10-Q) during the applicable period. Until the Company becomes subject to these distribution restrictions, the Company is subject to a covenant requiring the Company to maintain a combination of cash, cash equivalents and availability for future borrowings under the Revolving Credit Facility totaling at least $50.0 million, and the amount available for borrowings under the Credit Facility based on the same borrowing base properties is lower.
Fannie Mae Master Credit Facilities
On October 31, 2016, the Company, through wholly-owned subsidiaries of the OP, entered into a master credit facility agreement relating to a secured credit facility with KeyBank (the “KeyBank Facility”) and a master credit facility agreement with Capital One for a secured credit facility with Capital One Multifamily Finance LLC, an affiliate of Capital One (the “Capital One Facility”; the Capital One Facility and the KeyBank Facility are referred to herein individually as a “Fannie Mae Master Credit Facility” and together as the “Fannie Mae Master Credit Facilities”). Advances made under these agreements are assigned by Capital One and KeyBank to Fannie Mae at closing for inclusion in Fannie Mae’s Multifamily MBS program.
Effective October 31, 2016, in conjunction with the execution of the Fannie Mae Master Credit Facilities, the OP entered into two interest rate cap agreements with an unrelated third party, which caps LIBOR interest paid (not giving effect to the applicable margin) on amounts outstanding under the Fannie Mae Master Credit Facilities at a maximum of 3.5% (see Note 7 — Derivatives and Hedging Activities for additional disclosure regarding the Company’s derivatives). In October 2019, the Company replaced two maturing interest rate cap agreements (see Note 17 — Subsequent Events for additional details).
The Company may request future advances under the Fannie Mae Master Credit Facilities by borrowing against the value of the initial mortgaged properties, or by adding eligible properties to the collateral pool, subject to customary conditions, including satisfaction of minimum debt service coverage and maximum loan-to-value tests. During the year ended December 31, 2017, the Company increased its advances under the Capital One Facility and the KeyBank Facility to $152.5 million and $142.7 million, respectively. On March 2, 2018, the Company, increased its advances under the Capital One Facility by $64.2 million. The advance was secured by the addition of seven mortgaged properties subject to the Capital One Facility. All of the $61.7 million of the net proceeds, after closing costs, of the advance was used by the Company to prepay a portion of the Bridge Loan (see Note 4 — Mortgage Notes Payable, Net).